Stockholders' Equity (Details) - Schedule of Stock Options Outstanding and Exercisable - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options, Weighted Average Exercise Price
Stock Options, Total Outstanding (in Shares)	250,921	317,857
Stock Options, Number Exercisable (in Shares)	159,742	194,853
6.00 To 60.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options, Grant Price, Minimum	$ 6	$ 6
Stock Options, Grant Price, Maximum	60.6	60.6
Stock Options, Weighted Average Exercise Price	$ 35.93	$ 34.32
Stock Options, Total Outstanding (in Shares)	218,966	268,357
Stock Options, Number Exercisable (in Shares)	127,751	147,218
Stock Options, Weighted Average Remaining Contractual Term	6 years 5 months 15 days	7 years 2 months 12 days
63.00 To 138.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options, Grant Price, Minimum	$ 63	$ 63
Stock Options, Grant Price, Maximum	138	138
Stock Options, Weighted Average Exercise Price	$ 83.77	$ 78.22
Stock Options, Total Outstanding (in Shares)	20,521	38,066
Stock Options, Number Exercisable (in Shares)	20,527	36,201
Stock Options, Weighted Average Remaining Contractual Term	2 years 8 months 8 days	5 years 3 days
159.00 To 265.80 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options, Grant Price, Minimum		$ 159
Stock Options, Grant Price, Maximum		265.8
Stock Options, Weighted Average Exercise Price		$ 172.14
Stock Options, Total Outstanding (in Shares)		11,434
Stock Options, Number Exercisable (in Shares)		11,434
Stock Options, Weighted Average Remaining Contractual Term		5 years 3 months 25 days